Share-Based Compensation - Share-based Payment Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, expense	$ 11.3	$ 9.1	$ 5.6
Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, expense	5.7	6.1	4.8
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, expense	4.0	2.2	0.5
PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, expense	$ 1.6	$ 0.8	$ 0.3